Leases - Summary of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease Cost
Operating lease cost	$ 2,407	$ 3,831	$ 3,108
Short-term lease cost	59	73	13
Variable lease cost	0	0	0
Total lease cost	2,466	3,904	3,121
Cash Flow, Operating Activities, Lessee [Abstract]
Cash flow from operating activities		4,056	(3,710)
Cash flow from operating activities	3,058
Supplemental non-cash information on lease liabilities arising from obtaining right-of-use assets	$ 0	$ 0	$ 11,006